Derecognition And Offset Of Financial Instruments Financial liabilities subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		₩ 47,171,791	₩ 49,500,578
Gross amounts of recognized financial liabilities set off		38,987,064	30,891,723
Net amounts of financial liabilities presented		8,184,727	18,608,855
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		7,163,786	14,861,118
Cash collateral pledged		157,750	105,270
Net amounts		₩ 863,191	₩ 3,642,467
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group has the right to offset certain derivatives assets and liabilities (including corresponding cash collateral placed or received) as well as certain spot foreign exchange receivables in case of default, insolvency or bankruptcy by one of the counterparties. These agreements do not qualify for offsetting on the Group’s balance sheet under IAS 32. The Group has entered into a sale under repurchase agreements and accounted it as collateralized borrowing. Also, the Group has entered into a purchase under resale agreement and accounted it as secured loans. The repurchase and resale agreement can have the offsetting right only under the trading party’s default, insolvency, or bankruptcy which do not satisfy the offsetting criteria of IAS 32, the Group recorded the collateralized borrowings in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counter-party’s default, insolvency or bankruptcy, thus the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement of which do not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase agreements as borrowings (loans and receivables).	The Group has the right to offset certain derivatives assets and liabilities (including corresponding cash collateral placed or received) as well as certain spot foreign exchange receivables in case of default, insolvency or bankruptcy by one of the counterparties. These agreements do not qualify for offsetting on the Group’s balance sheet under IAS 32. The Group has entered into a sale under repurchase agreements and accounted it as collateralized borrowing. Also, the Group has entered into a purchase under resale agreement and accounted it as secured loans. The repurchase and resale agreement can have the offsetting right only under the trading party’s default, insolvency, or bankruptcy which do not satisfy the offsetting criteria of IAS 32, the Group recorded the collateralized borrowings in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counter-party’s default, insolvency or bankruptcy, thus the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement of which do not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase agreements as borrowings (loans and receivables).
Derivative liabilities and others
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[1]	₩ 3,160,217	₩ 3,467,374
Gross amounts of recognized financial liabilities set off	[1]	1,710	8,442
Net amounts of financial liabilities presented	[1]	3,158,507	3,458,932
Payable spot exchange
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2]	3,723,886	4,682,775
Net amounts of financial liabilities presented	[2]	3,723,886	4,682,775
Derivative financial instruments liabilities and payable spot exchange [Member]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		5,866,682	6,695,062
Cash collateral pledged		157,750	105,270
Net amounts		857,961	1,341,375
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[3]	3,173	2,004,905
Net amounts of financial liabilities presented	[3]	3,173	2,004,905
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		3,173	2,004,905
Domestic exchange payable
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2],[4]	40,284,515	39,345,524
Gross amounts of recognized financial liabilities set off	[2],[4]	38,985,354	30,883,281
Net amounts of financial liabilities presented	[2],[4]	1,299,161	8,462,243
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		1,293,931	6,161,151
Net amounts		₩ 5,230	₩ 2,301,092

[1]	Others include derivatives held for trading, derivatives for hedging and equity linked securities related to derivatives.
[2]	Items are included in other financial liabilities.
[3]	Items are included in borrowings.
[4]	Certain financial assets and liabilities are presented as offset.